Note 1 - Organization and Description of Business	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 1 - Organization and Description of Business:

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS:

Timberline Resources Corporation (“Timberline” or “the Company”, “we”, “us”, “our”) was incorporated in August of 1968 under the laws of the State of Idaho as Silver Crystal Mines, Inc., for the purpose of exploring for precious metal deposits and advancing them to production.  In 2008, we reincorporated into the State of Delaware pursuant to a merger agreement approved by our shareholders.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS:

Timberline Resources Corporation (“Timberline” or “the Company”, “we”, “us”, “our”) was incorporated in August of 1968 under the laws of the State of Idaho as Silver Crystal Mines, Inc., for the purpose of exploring for precious metal deposits and advancing them to production.  In 2008, we reincorporated into the State of Delaware, pursuant to a merger agreement approved by our shareholders.